CMG MAULDIN CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	BOND FUNDS — 10.2%
	HIGH YIELD BONDS - 1.3%
9,675	Xtrackers USD High Yield Corporate Bond ETF	$ 389,612

	INTERNATIONAL BOND - 1.3%
3,468	iShares JP Morgan USD Emerging Markets Bond ETF	390,948

	SHORT-TERM BONDS - 7.6%
45,500	Janus Henderson Short Duration Income ETF	2,283,645

	TOTAL BOND FUNDS (Cost $3,053,224)	3,064,205

	CLOSED END FUNDS — 5.9%
	COMMODITY - 5.9%
123,540	Sprott Physical Gold Trust(a)	1,774,034

	TOTAL CLOSED END FUNDS (Cost $1,788,542)	1,774,034

	EQUITY FUNDS — 4.3%
	COMMODITIES - 1.9%
28,167	Invesco Optimum Yield Diversified Commodity	573,762

	LARGE-CAP CORE - 2.4%
4,158	iShares MSCI USA Momentum Factor ETF	727,775

	TOTAL EQUITY FUNDS (Cost $1,046,677)	1,301,537

	EXCHANGE-TRADED FUNDS — 78.9%
	EQUITY - 68.5%
15,303	Invesco Nasdaq 100 ETF	2,293,002
21,233	Invesco S&P 500 Low Volatility ETF	1,338,953
CMG MAULDIN CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.9% (Continued)
	EQUITY - 68.5% (Continued)
19,865	Invesco S&P 500 Quality ETF	$ 991,065
8,186	iShares Core MSCI EAFE ETF	618,452
16,355	iShares Core S&P Small-Cap ETF	1,803,302
12,241	iShares MSCI India ETF	547,050
24,310	iShares MSCI Japan ETF	1,631,444
13,262	Schwab U.S. Large-Cap Value ETF	918,924
7,160	Schwab US Small-Cap ETF	725,952
5,879	Vanguard Dividend Appreciation ETF	938,994
31,048	Vanguard Utilities ETF	4,477,122
25,407	Xtrackers MSCI Europe Hedged Equity ETF	878,066
87,876	Xtrackers S&P 500 ESG ETF	3,401,680
		20,564,006
	FIXED INCOME - 10.4%
9,380	iShares 7-10 Year Treasury Bond ETF	1,104,120
1,935	iShares iBoxx $ Investment Grade Corporate Bond	263,179
41,219	SPDR Portfolio Long Term Treasury ETF	1,761,700
		3,128,999

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,069,346)	23,693,005

	SHORT-TERM INVESTMENTS — 0.0%(b)
	MONEY MARKET FUNDS - 0.0% (b)
22	Federated Hermes Institutional Prime Obligations, Institutional Class, 0.02% (Cost $22)(c)	22

	TOTAL INVESTMENTS - 99.3% (Cost $27,957,811)	$ 29,832,803
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	215,311
	NET ASSETS - 100.0%	$ 30,048,114

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2021.

CMG TACTICAL ALL ASSET STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	EQUITY - 79.7%
11,093	Energy Select Sector SPDR Fund	$ 547,883
21,897	iShares Latin America 40 ETF	650,341
8,455	iShares MSCI EAFE ETF	672,088
2,958	iShares Russell 2000 ETF	653,866
1,650	SPDR S&P 500 ETF Trust	723,542
9,847	Utilities Select Sector SPDR Fund	649,607
6,253	Vanguard Real Estate ETF	664,631
4,263	Vanguard Utilities ETF	614,725
		5,176,683
	FIXED INCOME - 19.4%
16,783	iShares Broad USD High Yield Corporate Bond ETF	699,012
5,133	SPDR Bloomberg High Yield Bond ETF	563,449
		1,262,461

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,383,293)	6,439,144

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
21,583	Federated Hermes Institutional Prime Obligations, Institutional Class, 0.02% (Cost $21,594)(a)	21,594

	TOTAL INVESTMENTS - 99.4% (Cost $6,404,887)	$ 6,460,738
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	38,253
	NET ASSETS - 100.0%	$ 6,498,991

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.

CMG TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	BOND FUNDS — 73.6%
	SHORT-TERM BONDS - 73.6%
97,208	Janus Henderson Short Duration Income ETF	$ 4,878,869

	TOTAL BOND FUNDS (Cost $4,877,051)	4,878,869

	EXCHANGE-TRADED FUNDS — 24.5%
	FIXED INCOME - 24.5%
17,767	SPDR Bloomberg 1-3 Month T-Bill ETF	1,624,970

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,625,370)	1,624,970

	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
137,316	Federated Hermes Institutional Prime Obligations, Institutional Class, 0.02% (Cost $137,385)(a)	137,385

	TOTAL INVESTMENTS - 100.2% (Cost $6,639,806)	$ 6,641,224
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(14,630)
	NET ASSETS - 100.0%	$ 6,626,594

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.